Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q3PH

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Schedule of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Schedule of Investments 16

Franklin High Income Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin High Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.3%
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc. ...................... United States 4,346 $ 716,829
Oil, Gas & Consumable Fuels 0.2%
a
Amplify Energy Corp. ................................ United States 8,816 35,088
Birch Permian Holdings, Inc. ........................... United States 690,410 4,021,638
California Resources Corp. ............................ United States 2,456 129,849
Expand Energy Corp. ................................ United States 4,674 426,222
4,612,797
Pharmaceuticals 0.1%
a
Keenova Therapeutics plc ............................. United States 37,383 3,676,001
a
Par Health, Inc. ..................................... United States 37,383 258,186
3,934,187
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 33,227 12,460
Total Common Stocks (Cost $ 51,527,129 ) ....................................
9,276,273
Convertible Preferred Stocks 0.7%
Aerospace & Defense 0.1%
Boeing Co. (The) , 6% ................................ United States 55,000 3,701,500
Interactive Media & Services 0.4%
Alphabet, Inc. , A , 6.25% .............................. United States 98,686 5,022,130
Alphabet, Inc. , B , 6.25% .............................. United States 98,686 4,963,906
9,986,036
Software 0.2%
Oracle Corp. , D , 6.5% ................................ United States 103,572 4,655,562
Total Convertible Preferred Stocks (Cost $ 17,797,200 ) .........................
18,343,098
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
a
Altice France SA , 2/20/49 ............................. France 17,144 274,242
Total Rights (Cost $ – ) ......................................................
274,242
Principal
Amount
*
Convertible Bonds 0.2%
Oil, Gas & Consumable Fuels 0.2%
c
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 4,960,000 4,890,560
Total Convertible Bonds (Cost $ 4,960,000 ) ...................................
4,890,560
Corporate Bonds 94.7%
Aerospace & Defense 2.3%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................
United States 8,900,000 9,246,637
c
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 4,300,000 4,410,072
c
Bombardier, Inc. ,
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 1,565,000 1,623,163
Senior Note , 144A, 5.875% , 1/15/35 ................... Canada 12,865,000 12,928,706
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 20,200,000 20,232,704

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 1,820,000 $ 1,838,972
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 16,945,000 17,392,754
67,673,008
Automobile Components 2.0%
c
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 6,000,000 6,275,952
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 5,785,000 5,911,836
c
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 28,216,250 23,306,548
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 6,220,000 6,221,265
c ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 3,600,000 3,728,945
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 3,700,000 3,856,961
Senior Secured Note , 144A, PIK, 7.375% , 5/15/33 ......... Germany 3,180,000 3,308,332
c
ZF North America Capital, Inc. , Senior Note , 144A, 6.875% ,
4/23/32 ......................................... Germany 6,300,000 6,201,909
58,811,748
Automobiles 0.7%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 7,795,000 7,739,693
c
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 10,535,000 11,161,418
18,901,111
Biotechnology 1.0%
c
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 8,540,000 8,909,424
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 9,740,000 9,931,518
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 10,000,000 9,806,464
28,647,406
Broadline Retail 0.8%
c
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 3,800,000 3,924,507
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 12,000,000 12,622,992
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 7,655,000 7,867,212
24,414,711
Building Products 1.2%
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 2,000,000 395,522
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 9,200,000 9,416,973
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 5,500,000 5,619,114
c
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 10,000,000 10,066,940
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 8,205,000 8,155,180
33,653,729
Capital Markets 1.6%
c
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5% , 11/15/29 ............. United States 6,100,000 5,949,596
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 13,800,000 13,809,287
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 12,700,000 13,067,178

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 5,290,000 $ 5,444,002
c
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 8,600,000 9,034,954
47,305,017
Chemicals 2.1%
c ,d
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 4,631,708 3,716,946
b ,c ,d ,e
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 1,891,272 —
c
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 10,000,000 9,630,350
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 5,200,000 5,272,654
c ,e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 4,100,000 2,585,562
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 4,200,000 4,100,794
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 5,435,000 3,962,226
c ,d
GPD Cos., Inc. , Senior Secured Note , 144A, PIK, 12.5% ,
12/31/29 ........................................ United States 10,553,322 7,217,776
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 21,680,000 23,150,641
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 1,295,000 1,287,621
60,924,570
Commercial Services & Supplies 2.0%
c
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 2,610,000 2,663,800
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 12,115,000 12,264,099
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 21,575,000 22,390,449
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 4,275,000 4,377,531
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 4,700,000 4,821,218
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 12,100,000 12,412,410
58,929,507
Communications Equipment 0.3%
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 9,800,000 9,908,885
Construction & Engineering 0.3%
c
Arcosa, Inc. ,
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 5,400,000 5,315,027
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 3,300,000 3,445,041
8,760,068
Consumer Finance 5.1%
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 9,200,000 9,776,647
Senior Secured Note , 144A, 6.625% , 6/01/32 ............ United States 17,175,000 17,211,274
c
FirstCash, Inc. ,
Senior Note , 144A, 6.875% , 3/01/32 ................... United States 19,300,000 19,856,535
Senior Note , 144A, 6.125% , 5/01/34 ................... United States 6,545,000 6,518,321
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ...................... United States 12,500,000 12,503,187
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 10,700,000 11,215,922
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 4,000,000 4,208,240

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 2,900,000 $ 3,031,938
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 10,100,000 9,927,168
Senior Note , 6.625% , 5/15/29 ........................ United States 4,000,000 4,083,636
Senior Note , 7.125% , 11/15/31 ....................... United States 6,400,000 6,534,848
Senior Note , 6.5% , 3/15/33 .......................... United States 5,775,000 5,687,315
c
PRA Group, Inc. ,
Senior Note , 144A, 8.375% , 2/01/28 ................... United States 9,300,000 9,436,912
Senior Note , 144A, 5% , 10/01/29 ..................... United States 3,000,000 2,836,654
Senior Note , 144A, 8.875% , 1/31/30 ................... United States 9,600,000 9,914,198
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 15,000,000 14,629,950
147,372,745
Consumer Staples Distribution & Retail 0.4%
c
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 7,200,000 7,480,555
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 3,300,000 3,306,260
10,786,815
Containers & Packaging 2.0%
c
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 3,040,000 3,059,335
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 18,550,000 18,018,546
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/30 ................................... United States 25,000,000 24,615,300
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 13,400,000 12,644,024
58,337,205
Distributors 0.2%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 4,800,000 4,915,334
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 6,235,000 6,157,561
Diversified REITs 1.1%
c
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 13,400,000 13,066,460
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 13,360,000 13,084,305
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.875% , 2/15/29 ................................... United States 7,000,000 6,802,469
32,953,234
Diversified Telecommunication Services 6.5%
c
Altice France SA , Senior Secured Note , 144A, 6.875% , 10/15/30 France 5,716,468 5,550,879
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 13,750,000 13,809,166
c
APLD ComputeCo 3 LLC , Senior Secured Note , 144A, 7% ,
6/15/31 ......................................... United States 7,600,000 7,593,922
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 19,110,000 20,626,462
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 7,695,000 7,803,230
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 13,900,000 13,605,195

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
c
CCO Holdings LLC / CCO Holdings Capital Corp., (continued)
Senior Bond , 144A, 4.5% , 8/15/30 ..................... United States 10,500,000 $ 9,767,184
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 3,400,000 3,064,648
Senior Bond , 144A, 4.25% , 1/15/34 .................... United States 5,945,000 5,038,443
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 8,000,000 7,996,450
Senior Note , 144A, 7% , 2/01/33 ...................... United States 12,390,000 12,160,981
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 7,210,000 7,503,970
c
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 21,220,000 20,697,615
c
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 14,765,000 14,753,881
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 11,825,000 11,662,033
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 6,900,000 5,864,779
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 10,495,000 11,029,857
c
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 9,855,000 9,887,086
188,415,781
Electric Utilities 1.8%
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 24,085,000 24,157,375
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 12,060,000 12,028,392
Senior Bond , 144A, 6.125% , 5/15/36 ................... United States 830,000 830,741
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 15,300,000 15,323,226
52,339,734
Electrical Equipment 0.4%
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 11,700,000 11,591,749
Electronic Equipment, Instruments & Components 0.3%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 9,300,000 8,989,288
Energy Equipment & Services 3.2%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 11,895,000 11,830,829
c
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note , 144A, 8.75% , 1/15/32 ............. Mexico 4,950,000 4,837,974
Senior Secured Note , 144A, 9% , 1/15/34 ................ Mexico 3,980,000 3,851,759
c
Kodiak Gas Services LLC ,
Senior Note , 144A, 5.875% , 4/01/31 ................... United States 7,665,000 7,688,754
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 3,550,000 3,600,509
c
Nabors Industries, Inc. ,
Senior Note , 144A, 9.125% , 1/31/30 ................... United States 4,600,000 4,809,940
Senior Note , 144A, 8.875% , 8/15/31 ................... United States 2,515,000 2,583,883
Oceaneering International, Inc. ,
Senior Note , 6% , 2/01/28 ........................... United States 6,000,000 6,101,130
c,f
Senior Note , 144A, 6.875% , 7/15/34 ................... United States 5,490,000 5,579,603
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 10,800,000 10,024,511
c
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 2,100,000 2,169,537
c
Senior Note , 144A, 7.875% , 10/15/32 .................. United States 1,730,000 1,806,925
c
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 11,060,000 11,499,934

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 4,032,000 $ 4,098,391
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 10,740,000 10,963,936
91,447,615
Entertainment 1.4%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 15,300,000 15,694,220
Discovery Global Holdings, Inc. ,
Senior Bond , 5.05% , 3/15/42 ......................... United States 6,655,000 4,883,572
Senior Note , 4.054% , 3/15/29 ........................ United States 9,805,000 9,713,421
c
OAK-Eagle Acquireco, Inc. ,
Senior Note , 144A, 8.75% , 7/01/34 .................... United States 5,045,000 5,357,397
Senior Secured Note , 144A, 7.25% , 7/01/33 ............. United States 6,045,000 6,327,007
41,975,617
Financial Services 3.9%
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 8,005,000 7,899,991
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 10,720,000 10,359,745
c
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 9.25% , 2/01/29 .................... United States 4,400,000 4,562,954
Senior Note , 144A, 6.875% , 5/01/31 ................... United States 4,925,000 4,783,493
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 12,700,000 12,927,673
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 6,235,000 6,085,703
c
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 10,000,000 10,355,220
c
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 9,775,000 9,818,381
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 4,690,000 4,700,717
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 20,000,000 19,592,463
c
Rocket Cos., Inc. ,
Senior Note , 144A, 6.125% , 8/01/31 ................... United States 4,475,000 4,573,659
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 8,250,000 8,400,269
Senior Note , 144A, 6.5% , 6/15/34 ..................... United States 9,770,000 10,033,101
114,093,369
Food Products 1.1%
c
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625% , 7/01/29 ................... United States 3,300,000 3,407,006
Senior Note , 144A, 6.375% , 4/15/34 ................... United States 5,140,000 5,219,953
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 13,795,000 13,536,858
c
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 9,183,000 9,364,861
31,528,678
Ground Transportation 1.3%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 3,460,000 3,604,084
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 11,400,000 10,926,256
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 13,020,000 13,377,607
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 10,100,000 10,482,103
38,390,050

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.4%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 10,000,000 $ 10,287,500
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 2,100,000 2,088,228
12,375,728
Health Care Providers & Services 4.1%
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 2,900,000 3,182,895
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 6,800,000 6,111,516
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 6,000,000 5,944,080
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 6,500,000 6,137,887
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 4,887,000 5,269,119
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 5,900,000 6,167,453
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 5,200,000 5,389,203
c
DaVita, Inc. ,
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 16,700,000 16,188,514
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 7,700,000 7,945,576
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 24,200,000 23,899,976
c
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 1,998,619 1,668,794
d
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 3,213,718 3,116,371
d
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 17,271,324 10,357,868
Tenet Healthcare Corp. ,
c
Senior Note , 144A, 6% , 11/15/33 ...................... United States 5,440,000 5,491,479
Senior Secured Note , 6.125% , 6/15/30 ................. United States 12,030,000 12,133,193
119,003,924
Health Care REITs 0.7%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 3.5% , 3/15/31 .......................... United States 16,200,000 11,151,662
c
Senior Secured Note , 144A, 8.5% , 2/15/32 .............. United States 7,750,000 7,939,798
19,091,460
Health Care Technology 0.6%
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 17,800,000 18,119,124
Hotel & Resort REITs 1.1%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 1,670,000 1,699,500
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 6,000,000 6,134,064
Senior Note , 144A, 4.5% , 2/15/29 ..................... United States 6,500,000 6,384,225
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 8,000,000 8,190,232
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 4,200,000 4,311,869
Senior Note , 144A, 5.75% , 3/15/34 .................... United States 2,450,000 2,428,693
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 3,000,000 3,072,981
32,221,564
Hotels, Restaurants & Leisure 7.4%
c
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 8,680,000 8,767,887
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. United Kingdom 12,014,000 12,350,275
c
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 2,420,000 2,435,357

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Carnival Corp. Ltd. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 18,150,000 $ 18,382,556
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 13,600,000 13,749,837
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 7,500,000 7,594,462
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 13,200,000 12,954,430
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 13,700,000 13,717,372
c
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.5% ,
9/15/31 ......................................... United States 15,740,000 15,788,999
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 12,250,000 12,768,616
c
NCL Corp. Ltd. ,
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 9,700,000 9,685,029
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 8,780,000 8,532,074
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 5,165,000 5,232,486
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.375% , 7/15/27 ................... United States 4,900,000 4,911,073
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 7,000,000 7,156,233
Senior Note , 144A, 6% , 2/01/33 ...................... United States 5,500,000 5,579,108
c
Station Casinos LLC ,
Senior Bond , 144A, 4.625% , 12/01/31 .................. United States 2,590,000 2,460,674
Senior Note , 144A, 4.5% , 2/15/28 ..................... United States 4,210,000 4,164,141
c
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 9,900,000 9,938,422
Senior Note , 144A, 5.875% , 10/15/33 .................. United States 10,485,000 10,506,558
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 25,000,000 26,433,886
213,109,475
Household Durables 2.9%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 4.625% , 8/01/29 ................... United States 4,800,000 4,630,867
Senior Note , 144A, 4.625% , 4/01/30 ................... United States 8,000,000 7,596,652
Senior Note , 144A, 6.875% , 8/01/33 ................... United States 3,580,000 3,552,805
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 6,000,000 6,139,801
c
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 2,805,000 2,896,238
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 4,210,000 4,329,514
KB Home , Senior Note , 7.25% , 7/15/30 ...................
United States 9,000,000 9,185,598
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ..............
United States 12,600,000 11,979,567
c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 6.75% , 1/15/34 ............................... United States 24,275,000 24,369,891
Whirlpool Corp. ,
Senior Bond , 4.5% , 6/01/46 .......................... United States 1,141,000 680,473
c
Senior Secured Note , 144A, 7.5% , 7/01/31 .............. United States 2,980,000 3,023,055
c
Senior Secured Note , 144A, 7.875% , 7/01/34 ............ United States 5,045,000 5,078,306
83,462,767
Independent Power and Renewable Electricity Producers 1.7%
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 8,800,000 8,012,933
Senior Note , 144A, 4.75% , 3/15/28 .................... United States 3,500,000 3,469,616
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 7,000,000 6,495,103
Senior Note , 144A, 5.75% , 1/15/34 .................... United States 2,865,000 2,810,988

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
c
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 7,015,000 $ 7,075,062
Senior Note , 144A, 6.125% , 5/01/31 ................... United States 3,000,000 3,001,302
Senior Note , 144A, 6.375% , 5/01/33 ................... United States 6,000,000 5,994,947
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 11,015,000 10,952,677
47,812,628
Insurance 1.8%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 4,200,000 3,952,227
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 6,900,000 6,548,966
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 3,600,000 3,577,706
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 2,000,000 2,017,004
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 14,115,000 14,351,751
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note , 144A, 8.375% , 2/01/34 .................. United States 13,450,000 12,460,268
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 8,500,000 8,571,158
51,479,080
IT Services 1.1%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Note , 144A, 7% , 6/15/27 ...................... United States 4,000,000 3,975,939
Senior Note , 144A, 7% , 6/15/27 ...................... United States 9,400,000 9,336,774
Senior Secured Note , 144A, 6.5% , 7/01/32 .............. United States 9,300,000 8,379,286
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,700,000 10,891,316
32,583,315
Machinery 1.5%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 13,700,000 14,207,393
c
ESAB Corp. ,
Senior Note , 144A, 6.25% , 4/15/29 .................... United States 11,200,000 11,377,755
Senior Note , 144A, 5.625% , 4/01/31 ................... United States 6,545,000 6,568,465
Hillenbrand, Inc. , Senior Secured Note , 6.25% , 2/15/29 .......
United States 8,200,000 7,688,462
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 2,525,000 2,559,161
42,401,236
Media 5.6%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 10,010,000 9,163,744
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 700,000 703,018
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 9,000,000 9,381,348
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 9,400,000 9,904,075
c
CSC Holdings LLC ,
Senior Note , 144A, 11.25% , 5/15/28 ................... United States 13,700,000 8,870,036
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 3,400,000 2,093,542
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 7,290,000 7,428,459
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 532,000 531,545
Senior Secured Note , 144A, 9.25% , 6/01/32 ............. United States 11,300,000 11,489,569
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 15,000,000 13,141,558

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 7,330,000 $ 7,081,000
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 5,600,000 3,761,520
c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 13,900,000 14,137,481
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 5,555,000 5,391,042
Senior Note , 144A, 4.25% , 1/15/29 .................... United States 8,000,000 7,794,224
Paramount Global ,
Senior Bond , 6.875% , 4/30/36 ........................ United States 2,900,000 2,721,636
Senior Bond , 4.375% , 3/15/43 ........................ United States 4,500,000 2,906,788
Senior Bond , 5.85% , 9/01/43 ......................... United States 5,800,000 4,345,617
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 15,100,000 15,529,082
c
Univision Communications, Inc. ,
Senior Secured Note , 144A, 9.375% , 8/01/32 ............ United States 2,695,000 2,740,422
Senior Secured Note , 144A, 8.875% , 4/15/33 ............ United States 8,000,000 7,880,830
c
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 16,210,000 15,529,439
162,525,975
Metals & Mining 2.8%
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 6,225,000 6,183,575
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 10,360,000 10,353,841
c
Commercial Metals Co. ,
Senior Bond , 144A, 6% , 12/15/35 ..................... United States 8,320,000 8,302,913
Senior Note , 144A, 5.75% , 11/15/33 ................... United States 4,165,000 4,142,665
c
Constellium SE ,
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 16,000,000 15,396,451
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 3,200,000 3,263,219
c
Mineral Resources Ltd. ,
Senior Note , 144A, 7% , 4/01/31 ...................... Australia 5,470,000 5,665,995
Senior Note , 144A, 6% , 5/01/32 ...................... Australia 4,020,000 3,979,347
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 7,700,000 7,452,501
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 200,000 182,288
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 6,100,000 6,257,893
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 8,675,000 8,743,697
79,924,385
Mortgage Real Estate Investment Trusts (REITs) 0.3%
c
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 8,360,000 8,317,989
Oil, Gas & Consumable Fuels 9.5%
c
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 4,300,000 4,332,861
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 .................... United States 3,040,000 3,216,269
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 14,700,000 14,920,500
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 9,800,000 8,939,893
c
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.875% , 4/15/32 ................... United States 7,000,000 7,092,190
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 6,200,000 6,166,166
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 15,460,000 15,933,308
c
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 9,700,000 9,773,769

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Hess Midstream Operations LP, (continued)
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 9,100,000 $ 9,291,036
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 10,225,000 9,903,895
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 3,100,000 3,054,174
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 2,100,000 2,187,852
c
Kinetik Holdings LP ,
Senior Note , 144A, 6.625% , 12/15/28 .................. United States 7,600,000 7,729,337
Senior Note , 144A, 5.875% , 6/15/30 ................... United States 9,200,000 9,257,647
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 29,000,000 29,237,278
Murphy Oil Corp. ,
Senior Note , 6% , 10/01/32 .......................... United States 5,020,000 5,002,447
Senior Note , 6.5% , 2/15/34 .......................... United States 9,275,000 9,193,710
c
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Note ,
144A, Reg S, 6.625% , 6/11/31 ........................ United Kingdom 10,400,000 10,245,656
c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 20,100,000 20,366,908
c
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 5,670,000 5,595,746
Senior Note , 144A, 6.25% , 7/01/33 .................... United States 3,300,000 3,331,172
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 3,385,000 3,305,721
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 4.5% , 5/15/29 .......................... United States 2,700,000 2,641,428
Senior Note , 4.5% , 4/30/30 .......................... United States 5,000,000 4,859,414
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 4,900,000 4,602,253
Senior Secured Bond , 144A, 6% , 5/01/36 ............... United States 1,550,000 1,567,620
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 5,900,000 5,630,884
c
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 16,000,000 17,228,977
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 9,800,000 10,204,772
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 4,100,000 4,378,644
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 4,000,000 4,487,788
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 7,925,000 8,406,689
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 1,320,000 1,351,202
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 4,000,000 4,391,812
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 4,755,000 4,956,812
Senior Secured Note , 144A, 6.5% , 6/15/34 .............. United States 1,320,000 1,375,803
274,161,633
Paper & Forest Products 0.3%
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 8,200,000 7,660,592
Passenger Airlines 0.4%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 2,000,000 2,005,064
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 2,833,333 2,831,360
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 5,500,000 5,427,269
10,263,693
Personal Care Products 0.7%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Note , 144A, 6.625% , 7/15/30 ... United States 3,195,000 3,198,096

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products (continued)
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 17,700,000 $ 18,066,408
21,264,504
Pharmaceuticals 0.4%
c
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 3,700,000 3,891,326
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 5.125% , 5/09/29 ........................ Israel 900,000 900,174
Senior Note , 8.125% , 9/15/31 ........................ Israel 6,400,000 7,219,571
12,011,071
Professional Services 0.2%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 6,150,000 6,241,143
Real Estate Management & Development 0.6%
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 11,510,000 11,697,567
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ................................... United States 5,800,000 6,053,959
17,751,526
Semiconductors & Semiconductor Equipment 0.3%
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 2,650,000 2,699,518
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 4,510,000 4,539,658
7,239,176
Software 0.6%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 4,250,000 4,191,770
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 9,400,000 7,995,330
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 6,700,000 6,038,693
18,225,793
Specialized REITs 2.0%
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625% , 7/15/32 ................... United States 6,400,000 6,330,227
Senior Note , 144A, 7% , 2/15/29 ...................... United States 12,600,000 12,845,322
Senior Note , 144A, 6.25% , 1/15/33 .................... United States 1,800,000 1,819,726
Senior Note , 144A, 6.25% , 1/15/35 .................... United States 5,810,000 5,839,909
c
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 20,975,000 21,272,845
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 8,525,000 8,606,900
56,714,929
Specialty Retail 0.3%
c
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 8,710,000 8,718,170
Technology Hardware, Storage & Peripherals 0.2%
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 4,700,000 4,786,348
Textiles, Apparel & Luxury Goods 0.5%
c ,d
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 13,702,631 14,882,660
Trading Companies & Distributors 1.6%
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 11,425,000 11,669,072

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
c
EquipmentShare.com, Inc., (continued)
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 10,675,000 $ 11,117,853
f
Secured Note , 144A, 7.125% , 7/01/34 .................. United States 4,650,000 4,574,616
c
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 4,600,000 4,687,814
Senior Note , 144A, 5.25% , 4/15/31 .................... United States 5,335,000 5,293,591
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 9,550,000 9,805,289
47,148,235
Wireless Telecommunication Services 1.9%
c
Altice France Lux 3 / Altice Holdings 1 , Senior Note , 144A, 10% ,
1/15/33 ......................................... Luxembourg 4,100,000 4,037,249
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 14,000,000 14,748,916
b ,g
Digicel Group Holdings Ltd. , 29 .342% , 11/17/33 ............ Bermuda 444,375 14,062
c
Iliad Holding SAS ,
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 10,400,000 10,452,676
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 8,950,000 9,132,642
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 15,185,000 15,861,628
54,247,173
Total Corporate Bonds (Cost $ 2,745,184,221 ) .................................
2,740,969,831
Senior Floating Rate Interests 0.3%
Chemicals 0.0%
†
h
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.181% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 2,195,180 2,049,749
Health Care Technology 0.3%
h
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan ,
6.394% , ( 1-month SOFR + 2.75% ), 2/15/29 .............. United States 7,950,145 7,943,507
IT Services 0.0%
†
d
Diamond Sports Net LLC, First Lien, Exit Term Loan , PIK, 12% ,
1/03/28 ......................................... United States 548,759 114,965
Total Senior Floating Rate Interests (Cost $ 10,631,754 ) ........................
10,108,221
Municipal Bonds 0.2%
Arizona 0.2%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 6,815,000 7,118,979
Total Municipal Bonds (Cost $ 6,844,971 ) .....................................
7,118,979
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............. United States 25,000,000 25
a,b
Endo GUC Trust, Escrow Account ....................... United States 868,583 1
a,b
Expand Energy Corp., Escrow Account ................... United States 13,700,000 20
Total Escrows and Litigation Trusts (Cost $ – ) .................................
46
Total Long Term Investments (Cost $ 2,836,945,275 ) ...........................
2,790,981,250
a

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 19 .
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.1%
i,j
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 60,510,854 $ 60,510,854
Total Money Market Funds (Cost $ 60,510,854 ) ................................
60,510,854
Total Short Term Investments (Cost $ 60,510,854 ) ..............................
60,510,854
a
Total Investments (Cost $ 2,897,456,129 ) 98.5% ................................
$2,851,492,104
Other Assets, less Liabilities 1.5% ...........................................
43,305,828
Net Assets 100.0% .........................................................
$2,894,797,932
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $2,579,247,195, representing 89.1% of net assets.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
A portion or all of the security purchased on a delayed delivery basis.
g
The rate shown represents the yield at period end.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See Note 3 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2026 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $102,850,731 $607,866,391 $(650,206,268) $— $— $60,510,854 60,510,854 $2,078,385
Total Affiliated Securities ... $102,850,731 $607,866,391 $(650,206,268) $— $— $60,510,854 $2,078,385
2. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Metals & Mining ....................... $ 716,829 $ — $ — $ 716,829
Oil, Gas & Consumable Fuels ............. 591,159 4,021,638 — 4,612,797
Pharmaceuticals ....................... — 3,934,187 — 3,934,187
Software ............................. — — 12,460 12,460
Convertible Preferred Stocks ................ 18,343,098 — — 18,343,098
Rights ................................. — 274,242 — 274,242
Convertible Bonds ....................... — 4,890,560 — 4,890,560
Corporate Bonds :
Aerospace & Defense ................... — 67,673,008 — 67,673,008
Automobile Components ................. — 58,811,748 — 58,811,748
Automobiles .......................... — 18,901,111 — 18,901,111
Biotechnology ......................... — 28,647,406 — 28,647,406
Broadline Retail ....................... — 24,414,711 — 24,414,711
Building Products ...................... — 33,653,729 — 33,653,729
Capital Markets ........................ — 47,305,017 — 47,305,017
Chemicals ........................... — 60,924,570 —
b
60,924,570
Commercial Services & Supplies ........... — 58,929,507 — 58,929,507
Communications Equipment .............. — 9,908,885 — 9,908,885
Construction & Engineering ............... — 8,760,068 — 8,760,068
Consumer Finance ..................... — 147,372,745 — 147,372,745
Consumer Staples Distribution & Retail ...... — 10,786,815 — 10,786,815
Containers & Packaging ................. — 58,337,205 — 58,337,205
Distributors ........................... — 4,915,334 — 4,915,334
Diversified Consumer Services ............ — 6,157,561 — 6,157,561
Diversified REITs ...................... — 32,953,234 — 32,953,234
Diversified Telecommunication Services ..... — 188,415,781 — 188,415,781
Electric Utilities ........................ — 52,339,734 — 52,339,734
Electrical Equipment .................... — 11,591,749 — 11,591,749
Electronic Equipment, Instruments &
Components ........................ — 8,989,288 — 8,989,288
Energy Equipment & Services ............. — 91,447,615 — 91,447,615
Entertainment ......................... — 41,975,617 — 41,975,617
Financial Services ...................... — 114,093,369 — 114,093,369
Food Products ........................ — 31,528,678 — 31,528,678
Ground Transportation .................. — 38,390,050 — 38,390,050
Health Care Equipment & Supplies ......... — 12,375,728 — 12,375,728
Health Care Providers & Services .......... — 119,003,924 — 119,003,924
Health Care REITs ..................... — 19,091,460 — 19,091,460
Health Care Technology ................. — 18,119,124 — 18,119,124
Hotel & Resort REITs ................... — 32,221,564 — 32,221,564
Hotels, Restaurants & Leisure ............. — 213,109,475 — 213,109,475
Household Durables .................... — 83,462,767 — 83,462,767
Independent Power and Renewable Electricity
Producers .......................... — 47,812,628 — 47,812,628
Insurance ............................ — 51,479,080 — 51,479,080
IT Services ........................... — 32,583,315 — 32,583,315
Machinery ............................ — 42,401,236 — 42,401,236
Media ............................... — 162,525,975 — 162,525,975
Metals & Mining ....................... — 79,924,385 — 79,924,385
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 8,317,989 — 8,317,989
Oil, Gas & Consumable Fuels ............. — 274,161,633 — 274,161,633
Paper & Forest Products ................. — 7,660,592 — 7,660,592
Passenger Airlines ..................... — 10,263,693 — 10,263,693
4. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Personal Care Products ................. $ — $ 21,264,504 $ — $ 21,264,504
Pharmaceuticals ....................... — 12,011,071 — 12,011,071
Professional Services ................... — 6,241,143 — 6,241,143
Real Estate Management & Development .... — 17,751,526 — 17,751,526
Semiconductors & Semiconductor Equipment . — 7,239,176 — 7,239,176
Software ............................. — 18,225,793 — 18,225,793
Specialized REITs ...................... — 56,714,929 — 56,714,929
Specialty Retail ........................ — 8,718,170 — 8,718,170
Technology Hardware, Storage & Peripherals . — 4,786,348 — 4,786,348
Textiles, Apparel & Luxury Goods .......... — 14,882,660 — 14,882,660
Trading Companies & Distributors .......... — 47,148,235 — 47,148,235
Wireless Telecommunication Services ....... — 54,233,111 14,062 54,247,173
Senior Floating Rate Interests ............... — 10,108,221 — 10,108,221
Municipal Bonds ......................... — 7,118,979 — 7,118,979
Escrows and Litigation Trusts ............... — — 46 46
Short Term Investments ................... 60,510,854 — — 60,510,854
Total Investments in Securities ........... $80,161,940 $2,771,303,596 $26,568 $2,851,492,104
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.